Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled RSUs and Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 USD ($) shares $ / shares
Bottom of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		$ 6
Top of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		$ 8
0 - 0.06 (RSUs) | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	7,222,038
Options outstanding, Weighted average remaining contractual life	1 year 3 months 29 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.06
0 - 0.06 (RSUs) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	5,408,018
Options outstanding, Weighted average remaining contractual life	1 year 5 months 26 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.06
0 - 0.06 (RSUs) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0
0 - 0.06 (RSUs) | Top of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	0.06
0 - 0.06 (RSUs) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0.06
5 - 8 (Stock Options) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares	134,030
Options outstanding, Weighted average remaining contractual life	1 year 9 months 7 days
Options outstanding, Weighted average exercise price | $ / shares	$ 6.44
5 - 8 (Stock Options) | Bottom of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 5
5 - 8 (Stock Options) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	5
5 - 8 (Stock Options) | Top of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	8
5 - 8 (Stock Options) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	8
0 - 0.07 (RSUs) | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares		4,958,938
Options outstanding, Weighted average remaining contractual life		1 year 5 months 4 days
Options outstanding, Weighted average exercise price | $ / shares		$ 0.07
0 - 0.07 (RSUs) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares		6,232,975
Options outstanding, Weighted average remaining contractual life		1 year 5 months 19 days
Options outstanding, Weighted average exercise price | $ / shares		$ 0.06
0 - 0.07 (RSUs) | Bottom of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share	$ 0	$ 0
0 - 0.07 (RSUs) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		0
0 - 0.07 (RSUs) | Top of Range | 2019 Stock Ownership Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		0.07
0 - 0.07 (RSUs) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		$ 0.07
6 - 8 (Stock Options) | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, No. of shares arising out of options | shares		700,844
Options outstanding, Weighted average remaining contractual life		7 months 24 days
Options outstanding, Weighted average exercise price | $ / shares		$ 7.35
6 - 8 (Stock Options) | Bottom of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		$ 6
6 - 8 (Stock Options) | Top of Range | 2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise price per share		$ 8